Legal and other reserves - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Legal and other reserve	$ 26,124,000	$ 22,187,000
Distributable retained earnings	0
Retained earnings, unappropriated	$ 789,021,000